Long-term debt - Schedule of Principal Payments (Details) $ in Millions	Dec. 31, 2025 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2026	$ 1,577.9
2027	456.7
2028	53.2
2029	871.6
2030	882.7
Thereafter	2,731.1
Total	$ 6,573.2